Income (loss) per share	12 Months Ended
Dec. 31, 2022
Disclosure of Income (loss) per share [Abstract]
Income (loss) per share
17.	Income (loss) per share

	Year Ended December 31,
	2022	2021	2020
Net income (loss) for the year	$4,329,342	$(3,132,693)	$(5,190,713)
Net income (loss) per share - basic	$0.16	$(0.14)	$(0.44)
Net income (loss) per share - diluted	$0.16	$(0.14)	$(0.44)
Weighted average number of shares outstanding - basic	27,227,284	21,781,806	11,715,524
Weighted average number of shares outstanding - diluted	27,227,284	21,781,806	11,715,524

(i)	Diluted income per share does not include the effect of warrants and stock options as they are anti-dilutive.